Pension Benefits - Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure In Tabular Form Of Acturial Gain Loss Immediately Recognized In Other Comprehensive Income [Line Items]
Beginning balance , Actuarial (gain) loss immediately recognized	$ (83.5)	$ (129.8)
Actuarial (gain) loss immediately recognized , Actuarial gain immediately recognized	(59.5)	46.3
Ending balance , Actuarial gain immediately recognized	(143.0)	(83.5)
Beginning balance , Tax effect	(0.3)	(0.3)
Actuarial gain immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	(0.3)	(0.3)
Beginning balance , Actuarial (gain) immediately recognized, net of tax	(83.8)	(130.1)
Actuarial gain immediately recognized , Actuarial (gain) immediately recognized, net of tax	(59.5)	46.3
Ending balance , Actuarial (gain) immediately recognized, net of tax	$ (143.3)	$ (83.8)